UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Income Fund

Fidelity® Massachusetts Municipal Money Market Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Note to Shareholders
Fidelity® Massachusetts Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Massachusetts Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Massachusetts Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2020

% of fund's net assets
Education	21.1
Health Care	16.1
General Obligations	16.0
Special Tax	15.9
Transportation	10.3

Quality Diversification (% of fund's net assets)

As of July 31, 2020
AAA	1.9%
AA,A	80.3%
BBB	12.1%
BB and Below	0.2%
Not Rated	2.3%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Massachusetts Municipal Income Fund

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	890,000	887,989
Massachusetts - 96.8%
Amesbury Gen. Oblig. Series 2020, 5% 6/1/28	1,440,000	1,923,437
Berkshire Wind Pwr. Coop. Corp.:
Series 2017 2:	$	$
5% 7/1/22	350,000	381,280
5% 7/1/25	505,000	611,858
5% 7/1/26	925,000	1,153,142
5% 7/1/27	700,000	893,802
5% 7/1/30	480,000	604,310
Series 2017, 5% 7/1/21	700,000	729,885
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,269,420
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,194,909
Series 2016 B:
5% 11/1/34	1,000,000	1,142,950
5% 11/1/35	1,500,000	1,713,375
5% 11/1/36	1,700,000	1,940,057
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,901,979
5% 5/15/27	2,000,000	2,598,900
5% 5/15/28	600,000	802,578
Brookline Gen. Oblig. Series 2020, 5% 3/15/28	3,075,000	4,099,129
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	924,417
5% 1/1/24	340,000	363,225
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,276,004
4% 12/1/24	1,360,000	1,475,913
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,634,114
5% 9/1/29	700,000	936,250
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,443
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,801,068
5% 11/1/21	1,730,000	1,834,942
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	415,766
7% 3/1/21	200,000	207,883
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,670,776
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,529,110
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,632,800
Series 2006 A:
5.25% 7/1/29	3,005,000	4,167,034
5.25% 7/1/32	16,745,000	24,564,413
Series 2015 A:
5% 7/1/40	14,570,000	17,174,242
5% 7/1/45	14,125,000	16,529,358
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,147,589
5% 7/1/30	3,725,000	4,171,888
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,374,750
Series 8, 5% 8/1/20	105,000	105,000
Series 18:
5% 2/1/28	3,500,000	4,066,125
5% 2/1/29	6,355,000	7,378,091
Series 2002 A, 5.25% 8/1/20	245,000	245,000
Series 2012 B:
5% 8/1/27	295,000	323,052
5% 8/1/28	330,000	361,103
Series 2020, 5% 8/1/26	5,000,000	6,371,600
Series 22, 5% 8/1/37	4,110,000	5,490,344
Series 6, 5.5% 8/1/30	1,310,000	1,314,965
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	25,460,221
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,699,378
5% 6/1/36	3,035,000	3,877,668
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	18,630,202
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,768,920
Series 2017 A, 5% 6/1/32	4,580,000	5,883,239
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	7,520,000	8,327,648
Series A:
5% 1/1/21	5,305,000	5,405,107
5% 1/1/22	1,500,000	1,597,245
5% 1/1/23	2,000,000	2,219,900
5% 1/1/24	1,175,000	1,355,081
5% 1/1/35	3,500,000	4,488,050
5% 1/1/37	2,000,000	2,545,920
Series C, 5% 1/1/34	8,585,000	11,264,379
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,320,790
5.25% 11/15/41	4,620,000	5,085,373
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2019, 1.39%, tender 2/1/22 (b)	4,950,000	5,014,895
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	576,149
5% 10/1/29	735,000	904,432
5% 10/1/42	4,000,000	4,716,640
5% 10/1/47	5,500,000	6,438,795
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,753,652
5% 7/1/38	3,685,000	4,556,466
5% 7/1/39	4,450,000	5,490,677
5% 7/1/42	2,805,000	3,425,073
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,866,295
5% 4/1/34	2,500,000	3,161,250
5% 4/1/35	2,455,000	3,095,141
5% 4/1/37	1,500,000	1,879,515
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,770,627
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	10,569,195
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,930,510
5% 7/1/32	1,905,000	2,214,524
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (c)	500,000	523,385
4% 10/1/25 (c)	500,000	527,140
4% 10/1/26 (c)	500,000	529,065
4% 10/1/27 (c)	350,000	371,459
4.125% 10/1/42 (c)	2,500,000	2,516,075
5% 10/1/37 (c)	1,000,000	1,074,630
5% 10/1/47 (c)	1,000,000	1,066,790
5% 10/1/57 (c)	6,000,000	6,362,280
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,206,220
5% 7/1/31	21,180,000	26,829,765
5% 7/1/32	985,000	1,240,460
5% 7/1/34	750,000	937,598
(Partners Healthcare Sys., Inc.) Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	4,870,000	5,082,478
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	775,870
5% 7/1/22	875,000	937,878
5% 7/1/23	2,420,000	2,677,464
5% 7/1/24	2,000,000	2,271,620
5% 7/1/25	1,500,000	1,746,240
5% 7/1/26	1,935,000	2,297,561
5% 7/1/27	2,085,000	2,519,139
5% 7/1/28	4,300,000	5,166,665
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,174,710
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,108,456
5% 10/1/30	1,100,000	1,095,600
5% 10/1/31	1,200,000	1,194,852
5% 10/1/32	1,240,000	1,234,333
5% 10/1/33	1,235,000	1,225,515
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,494,977
5% 7/1/29	1,320,000	1,561,085
5% 7/1/30	1,390,000	1,637,156
5% 7/1/38	3,750,000	4,302,638
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	7,348,250
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	382,129
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,620,011
5% 10/1/35	1,495,000	1,694,597
5% 10/1/46	4,250,000	4,722,048
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/21	1,560,000	1,586,190
5% 1/1/22	1,120,000	1,184,434
5% 1/1/23	1,440,000	1,573,200
5% 1/1/24	1,100,000	1,242,219
5% 1/1/29	1,435,000	1,774,076
5% 1/1/31	1,580,000	1,935,958
5% 1/1/32	1,665,000	2,029,369
5% 1/1/33	1,745,000	2,115,219
5% 1/1/34	1,835,000	2,216,056
5% 1/1/35	1,000,000	1,204,430
5% 1/1/36	1,000,000	1,200,280
5% 1/1/42	5,775,000	6,830,786
5% 1/1/47	1,895,000	2,222,949
5% 1/1/53	3,425,000	3,986,460
Bonds Series A1, 5%, tender 1/31/30 (b)	15,015,000	19,872,353
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,230,940
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	3,214,650
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	3,113,100
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	3,012,050
Series 2011 H, 5.125% 7/1/26	5,595,000	5,791,329
Series 2011:
5% 10/1/20	1,215,000	1,222,925
5.25% 10/1/41 (Pre-Refunded to 10/1/21 @ 100)	5,485,000	5,808,615
Series 2012 G:
5% 10/1/23	2,245,000	2,349,437
5% 10/1/24	1,625,000	1,699,588
5% 10/1/25	1,600,000	1,669,840
5% 10/1/26	2,170,000	2,261,943
5% 10/1/27	2,235,000	2,325,562
5% 10/1/28	1,240,000	1,289,340
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (c)	2,245,000	2,686,434
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (c)	4,000,000	4,813,320
Series 2013 F:
4% 7/1/32	2,050,000	2,160,229
4% 7/1/43	21,685,000	22,348,561
5% 7/1/27	1,300,000	1,437,111
5% 7/1/37	3,925,000	4,215,843
Series 2013 G, 5% 7/1/44	10,110,000	10,729,339
Series 2013 P, 5% 7/1/43	12,320,000	13,788,421
Series 2013 X, 5% 10/1/48	14,920,000	16,508,234
Series 2013, 5% 7/1/21	1,085,000	1,123,680
Series 2014 A:
5% 3/1/32	1,700,000	1,930,282
5% 3/1/33	1,250,000	1,415,388
5% 3/1/39	4,000,000	4,488,400
5% 3/1/44	15,765,000	17,591,533
Series 2014 F:
5% 7/15/21	300,000	306,434
5% 7/15/22	400,000	417,160
5% 7/15/23	350,000	372,418
5% 7/15/24	400,000	425,804
5% 7/15/25	550,000	583,996
5% 7/15/26	500,000	528,980
5% 7/15/27	200,000	211,106
5% 7/15/28	320,000	336,832
5.625% 7/15/36	800,000	841,952
5.75% 7/15/43	4,700,000	4,941,674
Series 2014 M4, 5% 7/1/44 (Pre-Refunded to 7/1/23 @ 100)	15,000,000	17,072,700
Series 2014 P:
5% 10/1/32	5,000,000	5,743,150
5% 10/1/46	7,080,000	7,953,389
Series 2015 D, 5% 7/1/44	10,975,000	12,233,942
Series 2015 F, 5% 8/15/45	18,290,000	20,760,796
Series 2015 H1:
5% 7/1/26	3,585,000	4,255,503
5% 7/1/29	3,750,000	4,412,813
5% 7/1/30	1,800,000	2,112,210
5% 7/1/31	1,190,000	1,391,729
5% 7/1/32	1,000,000	1,164,780
5% 7/1/33	1,000,000	1,160,740
Series 2015 K, 4% 10/1/30	500,000	540,460
Series 2015 O2:
5% 7/1/27	8,635,000	10,371,153
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	4,495,000	5,528,535
Series 2015 Q:
5% 8/15/28	1,000,000	1,206,010
5% 8/15/29	1,000,000	1,202,760
5% 8/15/32	1,500,000	1,784,295
5% 8/15/33	1,500,000	1,778,190
5% 8/15/34	1,790,000	2,118,716
5% 8/15/38	1,690,000	1,983,502
Series 2015:
5% 1/1/25	3,525,000	4,043,739
5% 1/1/27	2,695,000	3,063,595
5% 1/1/28	1,850,000	2,096,365
5% 1/1/29	2,945,000	3,328,704
Series 2016 A, 5.25% 1/1/42	7,000,000	8,025,360
Series 2016 E:
5% 7/1/31	1,000,000	1,160,770
5% 7/1/32	2,200,000	2,538,932
5% 7/1/33	1,500,000	1,722,240
5% 7/1/34	1,500,000	1,717,200
5% 7/1/35	1,500,000	1,710,690
5% 7/1/36	1,000,000	1,136,110
5% 7/1/37	2,000,000	2,264,940
Series 2016 I:
5% 7/1/25	485,000	572,169
5% 7/1/27	1,150,000	1,355,873
5% 7/1/27	1,100,000	1,324,279
5% 7/1/29	1,680,000	1,999,351
5% 7/1/30	2,400,000	2,833,488
5% 7/1/31	2,000,000	2,339,720
5% 7/1/32	1,610,000	1,874,507
5% 7/1/34	3,035,000	3,595,777
5% 7/1/36	2,000,000	2,356,340
5% 7/1/37	1,470,000	1,728,132
5% 7/1/38	1,000,000	1,173,270
5% 7/1/41	14,790,000	16,682,528
Series 2016 N:
5% 12/1/34	1,000,000	1,208,360
5% 12/1/36	2,520,000	3,027,553
Series 2016:
4% 10/1/36	1,250,000	1,368,488
5% 7/1/26	1,710,000	2,047,434
5% 7/1/29	2,000,000	2,344,480
5% 7/1/30	2,000,000	2,335,560
5% 7/1/31	1,700,000	1,977,423
5% 10/1/32	1,760,000	2,087,430
5% 9/1/33	475,000	581,937
5% 10/1/33	1,500,000	1,772,355
5% 10/1/34	1,500,000	1,768,860
5% 9/1/35	375,000	457,215
5% 10/1/35	1,500,000	1,763,625
5% 7/1/36	3,000,000	3,433,140
5% 9/1/36	315,000	382,977
5% 9/1/37	840,000	981,103
5% 10/1/37	2,000,000	2,339,860
5% 10/1/39	5,000,000	5,826,900
5% 7/1/40	5,325,000	6,231,848
5% 7/1/41	5,145,000	5,830,468
5% 10/1/43	5,000,000	5,590,100
5% 9/1/46	3,235,000	3,859,161
5% 10/1/46	4,000,000	4,609,320
5% 10/1/48	1,000,000	975,010
5% 9/1/52	9,115,000	10,428,654
Series 2017:
5% 7/1/21	180,000	183,980
5% 7/1/22	180,000	188,365
5% 7/1/25	1,105,000	1,314,630
5% 7/1/26	160,000	177,272
5% 7/1/27	1,000,000	1,249,470
5% 7/1/37	600,000	639,804
5% 7/1/42	2,110,000	2,227,949
5% 7/1/47	2,250,000	2,361,803
Series 2018:
5% 9/1/27	1,010,000	1,218,282
5% 9/1/29	1,390,000	1,696,634
5% 9/1/31	1,530,000	1,834,470
5% 9/1/33	1,185,000	1,399,236
5% 9/1/38	4,805,000	5,589,464
5% 6/1/43	4,740,000	5,904,097
5% 9/1/43	4,445,000	5,102,193
5% 6/1/48	7,000,000	8,657,740
Series 2019 A:
5% 7/1/30	1,350,000	1,664,699
5% 7/1/31	1,350,000	1,649,984
5% 7/1/32	2,000,000	2,420,120
5% 7/1/33	2,300,000	2,758,045
5% 7/1/34	1,400,000	1,672,160
5% 7/1/34	1,015,000	1,245,638
5% 7/1/36	1,120,000	1,363,645
5% 7/1/38	735,000	892,900
5% 7/1/44	2,250,000	2,692,418
5% 7/1/49	3,500,000	4,161,010
Series 2019 K:
4% 7/1/22	700,000	739,865
5% 7/1/23	500,000	558,830
5% 7/1/24	500,000	577,810
5% 7/1/25	1,250,000	1,487,800
5% 7/1/26	1,250,000	1,524,313
5% 7/1/33	2,000,000	2,525,860
5% 7/1/35	2,135,000	2,674,429
Series 2019 S1:
5% 10/1/20	3,325,000	3,346,958
5% 10/1/21	3,490,000	3,657,799
5% 10/1/25	1,965,000	2,350,160
5% 10/1/26	2,535,000	3,106,719
Series 2019 S2:
5% 10/1/32	1,410,000	1,792,871
5% 10/1/33	1,935,000	2,447,969
5% 10/1/34	2,165,000	2,731,645
Series 2020 A:
4% 7/1/39	2,455,000	2,665,713
4% 7/1/40	7,920,000	8,569,361
Series A:
4% 6/1/49	13,440,000	14,563,718
5% 6/1/39	6,760,000	8,108,890
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	2,125,632
Series BB1, 5% 10/1/46	355,000	420,934
Series M:
5% 10/1/39	1,700,000	2,067,098
5% 10/1/40	4,790,000	5,803,229
Series N 2016:
5% 12/1/41	14,700,000	17,413,914
5% 12/1/46	7,000,000	8,231,790
5% 3/1/34	4,375,000	4,945,413
5.25% 7/1/25	1,000,000	1,079,800
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,094,930
5.25% 7/1/26	1,000,000	1,077,600
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,094,930
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,508,785
Series 2014 I:
5% 1/1/25 (a)	2,660,000	3,023,436
5% 1/1/27 (a)	1,000,000	1,147,760
Series 2015 A, 5% 1/1/22 (a)	6,000,000	6,281,580
Series 2016 J:
5% 7/1/22 (a)	6,350,000	6,751,384
5% 7/1/23 (a)	9,825,000	10,760,930
Series 2016, 5% 7/1/24 (a)	7,000,000	7,876,680
Series 2017 A:
4% 7/1/21 (a)	2,000,000	2,042,907
5% 7/1/22 (a)	3,000,000	3,189,630
5% 7/1/23 (a)	2,500,000	2,738,150
5% 7/1/24 (a)	3,000,000	3,375,720
5% 7/1/25 (a)	4,500,000	5,171,985
5% 7/1/26 (a)	3,920,000	4,579,932
Series 2018 B:
5% 7/1/22 (a)	2,030,000	2,158,316
5% 7/1/27 (a)	9,240,000	10,952,726
5% 7/1/28 (a)	2,325,000	2,794,092
Series 2019 B:
5% 7/1/23 (a)	500,000	547,630
5% 7/1/24 (a)	1,000,000	1,125,240
5% 7/1/25 (a)	1,310,000	1,505,622
5% 7/1/26 (a)	1,215,000	1,419,545
5% 7/1/28 (a)	1,000,000	1,201,760
5% 7/1/29 (a)	2,500,000	3,037,800
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,865,040
Series 2006 B, 5.25% 9/1/22	5,360,000	5,928,053
Series 2007 A, 3 month U.S. LIBOR + 0.570% 1.03% 5/1/37 (b)(d)	6,840,000	6,644,855
Series 2014 E:
5% 9/1/29	7,500,000	8,237,850
5% 9/1/30	5,000,000	5,485,300
5% 9/1/31	8,000,000	8,767,760
Series 2015 C, 5% 7/1/40	12,730,000	15,240,356
Series 2016 A, 5% 3/1/46	12,985,000	14,745,117
Series 2016 B:
5% 7/1/33	5,500,000	6,797,120
5% 7/1/35	5,500,000	6,765,165
5% 7/1/36	10,260,000	12,584,506
5% 7/1/37	8,495,000	10,396,776
Series 2016:
5% 3/1/31	1,500,000	1,736,130
5% 3/1/32	7,500,000	8,681,775
Series 2017 A:
5% 4/1/34	6,875,000	8,666,625
5% 4/1/35	9,830,000	12,357,195
5% 4/1/42	18,490,000	22,814,811
5% 4/1/47	2,405,000	2,945,764
Series 2017 C, 5% 10/1/26	15,000,000	19,160,850
Series 2017 D, 5% 2/1/33	2,550,000	3,209,507
Series 2017 F:
5% 11/1/38	10,000,000	12,644,700
5% 11/1/39	10,000,000	12,617,300
Series 2018 B, 5% 1/1/32	5,000,000	6,491,800
Series 2019 A:
5% 1/1/35	5,000,000	6,582,900
5% 1/1/37	10,000,000	13,069,500
5% 1/1/49	5,000,000	6,355,300
5.25% 1/1/44	16,490,000	21,429,085
Series A, 5% 1/1/48	9,420,000	11,735,530
Series B:
5% 7/1/33	3,500,000	4,820,235
5% 7/1/34	2,000,000	2,746,160
Series C:
5% 5/1/45	5,000,000	6,426,350
5% 5/1/47	10,855,000	13,929,462
Series E, 5% 9/1/29	7,115,000	9,542,780
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	2,285,000	2,294,597
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	1,620,000	1,711,660
Series 2017, 4% 6/1/43 (a)	1,455,000	1,574,019
Series 2020 A, 0.875% 12/1/23	3,250,000	3,259,198
Series 207, 4% 6/1/49	2,645,000	2,947,456
Series 214, 3.75% 12/1/49	5,930,000	6,625,470
Massachusetts Port Auth. Rev.:
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,134,760
5% 7/1/42 (a)	10,300,000	10,978,358
Series 2012 B:
5% 7/1/25	4,150,000	4,510,345
5% 7/1/27	6,570,000	7,134,363
5% 7/1/28	5,030,000	5,456,745
Series 2014 B:
5% 7/1/29 (a)	1,270,000	1,463,510
5% 7/1/39 (a)	4,965,000	5,603,598
Series 2014 C:
5% 7/1/28	3,000,000	3,486,930
5% 7/1/29	4,205,000	4,886,084
5% 7/1/30	3,000,000	3,483,000
Series 2015 A:
5% 7/1/28	460,000	552,179
5% 7/1/28 (a)	500,000	595,410
5% 7/1/29 (a)	1,245,000	1,482,048
5% 7/1/30	1,400,000	1,670,760
5% 7/1/30 (a)	1,450,000	1,720,469
5% 7/1/40 (a)	2,000,000	2,317,140
5% 7/1/45 (a)	3,500,000	4,025,735
5% 7/1/45	5,570,000	6,472,117
Series 2016 A:
5% 7/1/26	695,000	865,956
5% 7/1/28	760,000	940,105
5% 7/1/30	1,660,000	2,039,277
5% 7/1/32	1,970,000	2,398,948
5% 7/1/36	3,760,000	4,525,762
Series 2016 B:
4% 7/1/46 (a)	12,950,000	14,117,054
5% 7/1/43 (a)	6,410,000	7,486,303
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,588,403
5% 7/1/31 (a)	1,095,000	1,352,664
5% 7/1/32 (a)	1,370,000	1,683,100
5% 7/1/33 (a)	1,250,000	1,528,450
5% 7/1/35 (a)	2,000,000	2,432,400
5% 7/1/36 (a)	1,720,000	2,085,139
5% 7/1/42 (a)	4,110,000	4,917,574
Series 2019 A:
5% 7/1/24 (a)	4,140,000	4,820,657
5% 7/1/34 (a)	2,500,000	3,186,500
Series 2019 C:
5% 7/1/31 (a)	3,500,000	4,530,505
5% 7/1/38 (a)	5,000,000	6,284,800
5% 7/1/39 (a)	5,000,000	6,268,250
5% 7/1/49 (a)	2,500,000	3,070,275
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/21 (a)	690,000	713,801
5% 7/1/22 (a)	500,000	537,410
5% 7/1/23 (a)	360,000	400,046
5% 7/1/24 (a)	615,000	704,833
5% 7/1/25 (a)	1,000,000	1,177,110
5% 7/1/32 (a)	500,000	623,480
5% 7/1/49 (a)	5,000,000	5,966,250
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	13,000,000	13,581,880
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/41 (Pre-Refunded to 10/15/21 @ 100)	15,065,000	15,938,619
Series 2012 A:
5% 8/15/23	15,000,000	16,457,250
5% 8/15/24	4,120,000	4,514,943
5% 8/15/24 (Pre-Refunded to 8/15/22 @ 100)	880,000	964,234
Series 2012 B:
5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	1,125,000	1,235,093
5% 8/15/30 (Pre-Refunded to 8/15/22 @ 100)	25,400,000	27,885,644
Series 2013 A, 5% 5/15/43	18,675,000	20,712,069
Series 2016 A:
5% 11/15/40	7,335,000	8,861,267
5% 11/15/41	7,710,000	9,297,720
Series 2019 A:
5% 2/15/22	1,760,000	1,890,451
5% 2/15/23	640,000	716,838
5% 2/15/44	21,510,000	27,423,314
Series A:
5% 8/15/30 (Pre-Refunded to 8/15/22 @ 100)	4,240,000	4,654,926
5% 8/15/31	1,850,000	2,590,389
5% 8/15/32	1,500,000	2,084,205
5% 8/15/33	1,675,000	2,312,790
5% 8/15/34	3,000,000	4,127,220
5% 8/15/35	2,000,000	2,736,640
5% 8/15/36	12,845,000	17,484,229
5% 8/15/37	1,400,000	1,899,212
5% 8/15/45	10,000,000	13,245,700
5% 8/15/50	5,000,000	6,557,200
Series B, 5% 11/15/39	1,975,000	2,432,410
Series D, 5% 8/15/37	5,000,000	6,024,200
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,355,820
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	3,327,904
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	25,634,934
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	20,417,014
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,237,513
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,586,182
Series 2012 A:
5% 5/1/36 (Pre-Refunded to 5/1/22 @ 100)	1,890,000	2,047,645
5% 5/1/41 (Pre-Refunded to 5/1/22 @ 100)	3,205,000	3,472,329
Series 2012 B:
5% 5/1/29 (Pre-Refunded to 5/1/22 @ 100)	2,000,000	2,166,820
5% 5/1/30 (Pre-Refunded to 5/1/22 @ 100)	1,870,000	2,025,977
5% 5/1/37 (Pre-Refunded to 5/1/22 @ 100)	3,075,000	3,331,486
5% 5/1/43 (Pre-Refunded to 5/1/22 @ 100)	11,125,000	12,052,936
Series 2014 B:
5% 5/1/39 (Pre-Refunded to 5/1/24 @ 100)	2,500,000	2,943,000
5% 5/1/44 (Pre-Refunded to 5/1/24 @ 100)	13,935,000	16,404,282
Series 2014 D:
5% 5/1/39 (Pre-Refunded to 5/1/25 @ 100)	7,575,000	9,261,953
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	4,515,000	5,520,491
Series 2016 A:
5% 5/1/38 (Pre-Refunded to 5/1/25 @ 100)	11,450,000	13,999,915
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	7,960,000	9,732,692
5% 5/1/49 (Pre-Refunded to 5/1/25 @ 100)	12,015,000	14,690,741
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,759,500
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,857,157
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,832,210
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	28,732,904
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2011 B, 5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,305,348
Series 2012 A, 5% 8/1/37 (Pre-Refunded to 8/1/22 @ 100)	8,000,000	8,767,920
Series 2016 B, 5% 8/1/40	4,625,000	5,686,761
Series 2016 C:
5% 8/1/34	10,000,000	12,464,000
5% 8/1/35	12,550,000	15,596,513
5% 8/1/40	20,500,000	25,206,185
Series B, 5.25% 8/1/26	3,000,000	3,853,020
Natick Gen. Oblig. Series 2020, 5% 6/15/29	1,755,000	2,420,391
Reading Gen. Oblig. Series 2012:
5% 2/1/22	1,245,000	1,335,910
5% 2/1/23	1,185,000	1,328,895
Shrewsbury Gen. Oblig. Series 2019, 5% 7/15/29	2,000,000	2,680,840
Springfield Gen. Oblig. Series 2017:
5% 3/1/23	1,775,000	1,993,769
5% 3/1/24	2,225,000	2,602,627
5% 3/1/25	2,420,000	2,936,597
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,286,905
5% 11/1/28	6,000,000	7,330,860
5% 11/1/29	6,230,000	7,589,386
5% 11/1/30	6,000,000	7,283,400
Series 2014 1:
5% 11/1/44	3,825,000	4,393,242
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	16,620,000	19,979,899
Series 2020 1, 5% 11/1/50	4,015,000	5,114,066
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	787,266
5% 5/1/35	2,000,000	2,614,640
5% 5/1/36	3,400,000	4,427,208
5% 5/1/37	3,200,000	4,138,048
5% 5/1/38	3,000,000	3,868,380
5% 5/1/39	2,000,000	2,572,120
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,477,729
5% 3/1/27	2,740,000	3,172,591
Worcester Gen. Oblig. Series 2001 A, 5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,241

TOTAL MASSACHUSETTS		2,225,139,377

TOTAL MUNICIPAL BONDS
(Cost $2,080,362,589)		2,226,027,366

Municipal Notes - 0.9%
Massachusetts - 0.9%
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2007 A1, 0.15% 8/3/20 (Liquidity Facility Bank of America NA), VRDN(b)	12,300,000	$12,300,000
Weymouth Gen. Oblig. BAN Series 2020, 2% 6/18/21	3,514,073	3,560,649
Worcester Gen. Oblig. BAN Series 2020, 2% 2/16/21	5,000,000	5,043,067
TOTAL MUNICIPAL NOTES
(Cost $20,888,913)		20,903,716
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $2,101,261,502)		2,246,931,082
NET OTHER ASSETS (LIABILITIES) - 2.3%		52,961,302
NET ASSETS - 100%		$2,299,892,384

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,470,578 or 0.9% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,246,931,082	$--	$2,246,931,082	$--
Total Investments in Securities:	$2,246,931,082	$--	$2,246,931,082	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	21.1%
Health Care	16.1%
General Obligations	16.0%
Special Tax	15.9%
Transportation	10.3%
Escrowed/Pre-Refunded	10.1%
Others* (Individually Less Than 5%)	10.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,101,261,502)		$2,246,931,082
Cash		35,593,039
Receivable for fund shares sold		2,622,877
Interest receivable		19,142,074
Prepaid expenses		360
Other receivables		5,459
Total assets		2,304,294,891
Liabilities
Payable for fund shares redeemed	$1,680,794
Distributions payable	1,845,964
Accrued management fee	665,369
Other affiliated payables	177,423
Other payables and accrued expenses	32,957
Total liabilities		4,402,507
Net Assets		$2,299,892,384
Net Assets consist of:
Paid in capital		$2,152,428,912
Total accumulated earnings (loss)		147,463,472
Net Assets		$2,299,892,384
Net Asset Value, offering price and redemption price per share ($2,299,892,384 ÷ 182,378,000 shares)		$12.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Interest		$31,827,514
Expenses
Management fee	$3,962,713
Transfer agent fees	849,212
Accounting fees and expenses	201,800
Custodian fees and expenses	8,594
Independent trustees' fees and expenses	3,774
Registration fees	24,861
Audit	25,732
Legal	8,291
Miscellaneous	8,123
Total expenses before reductions	5,093,100
Expense reductions	(9,205)
Total expenses after reductions		5,083,895
Net investment income (loss)		26,743,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,206,970
Total net realized gain (loss)		1,206,970
Change in net unrealized appreciation (depreciation) on investment securities		(8,905,506)
Net gain (loss)		(7,698,536)
Net increase (decrease) in net assets resulting from operations		$19,045,083

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,743,619	$57,868,297
Net realized gain (loss)	1,206,970	4,458,362
Change in net unrealized appreciation (depreciation)	(8,905,506)	119,987,852
Net increase (decrease) in net assets resulting from operations	19,045,083	182,314,511
Distributions to shareholders	(26,910,491)	(59,307,444)
Share transactions
Proceeds from sales of shares	210,438,649	377,067,518
Reinvestment of distributions	15,733,497	34,322,480
Cost of shares redeemed	(287,463,384)	(305,349,440)
Net increase (decrease) in net assets resulting from share transactions	(61,291,238)	106,040,558
Total increase (decrease) in net assets	(69,156,646)	229,047,625
Net Assets
Beginning of period	2,369,049,030	2,140,001,405
End of period	$2,299,892,384	$2,369,049,030
Other Information
Shares
Sold	17,054,189	30,655,966
Issued in reinvestment of distributions	1,268,511	2,778,527
Redeemed	(23,638,025)	(24,833,667)
Net increase (decrease)	(5,315,325)	8,600,826

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$11.95	$12.07	$11.99	$12.61	$12.73
Income from Investment Operations
Net investment income (loss)A	.147	.316	.327	.340	.358	.390
Net realized and unrealized gain (loss)	(.010)	.678	(.075)	.107	(.467)	(.079)
Total from investment operations	.137	.994	.252	.447	(.109)	.311
Distributions from net investment income	(.146)	(.316)	(.327)	(.340)	(.358)	(.389)
Distributions from net realized gain	(.001)	(.008)	(.045)	(.027)	(.153)	(.042)
Total distributions	(.147)	(.324)	(.372)	(.367)	(.511)	(.431)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.61	$12.62	$11.95	$12.07	$11.99	$12.61
Total ReturnC,D	1.11%	8.41%	2.15%	3.75%	(.92)%	2.54%
Ratios to Average Net AssetsE
Expenses before reductions	.45%F	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%F	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.46%	.46%
Net investment income (loss)	2.38%F	2.56%	2.75%	2.80%	2.85%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,299,892	$2,369,049	$2,140,001	$2,169,782	$2,127,315	$2,275,398
Portfolio turnover rate	24%F	12%	12%	16%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/20
1 - 7	79.5
8 - 30	6.9
31 - 60	3.1
61 - 90	6.4
91 - 180	2.7
> 180	1.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2020
Variable Rate Demand Notes (VRDNs)	37.8%
Tender Option Bond	37.4%
Other Municipal Security	17.2%
Investment Companies	7.4%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

7/31/20
Fidelity® Massachusetts Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2020, the most recent period shown in the table, would have been (.20)%.

Fidelity® Massachusetts Municipal Money Market Fund

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.8%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 8/7/20, VRDN (a)(b)	$9,643,000	$9,643,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.21% 8/3/20, VRDN (a)(b)	500,000	500,000
		10,143,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.38% 8/7/20, VRDN (a)(b)	400,000	400,000
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.36% 8/7/20, VRDN (b)	2,200,000	2,200,000
Series 2007 B, 0.36% 8/7/20, VRDN (b)	1,000,000	1,000,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.34% 8/7/20, VRDN (b)	4,500,000	4,500,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 8/7/20, VRDN (b)	500,000	500,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 8/7/20, VRDN (b)	600,000	600,000
		8,800,000
Kentucky - 0.4%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.2% 8/7/20, VRDN (a)(b)	5,200,000	5,200,000
Massachusetts - 35.3%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.12% 8/7/20, LOC Citibank NA, VRDN (b)	18,380,000	18,380,000
Series 2010 A2, 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (b)	29,940,000	29,940,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Salem Heights Apts. Proj.) Series 2003 A, 0.16% 8/7/20, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	10,400,000	10,400,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.15% 8/7/20, LOC Bank of America NA, VRDN (b)	7,510,000	7,510,000
(Boston Univ. Proj.):
Series U-6C, 0.16% 8/3/20, LOC TD Banknorth, NA, VRDN (b)	7,465,000	7,465,000
Series U-6E, 0.13% 8/3/20, LOC TD Banknorth, NA, VRDN (b)	27,420,000	27,420,000
Series U3, 0.12% 8/7/20, LOC Northern Trust Co., VRDN (b)	10,150,000	10,150,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.21% 8/7/20, LOC Manufacturers & Traders Trust Co., VRDN (b)	11,180,000	11,180,000
(Clark Univ. Proj.) 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (b)	23,110,000	23,110,000
(College of the Holy Cross Proj.) Series 2008 A, 0.16% 8/3/20, LOC Bank of America NA, VRDN (b)	2,950,000	2,950,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.14% 8/7/20 (Liquidity Facility Barclays Bank PLC), VRDN (b)	18,475,000	18,475,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.16% 8/7/20, LOC TD Banknorth, NA, VRDN (b)	7,380,000	7,380,000
Series 2008 B, 0.16% 8/7/20, LOC TD Banknorth, NA, VRDN (b)	3,390,000	3,390,000
(Wilber School Apts. Proj.) Series 2008 A, 0.15% 8/7/20, LOC Bank of America NA, VRDN (b)	7,745,000	7,745,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.18% 8/7/20, LOC TD Banknorth, NA, VRDN (b)	775,000	775,000
Series 2006, 0.16% 8/7/20, LOC PNC Bank NA, VRDN (b)	21,510,000	21,510,000
Series 2010, 0.18% 8/7/20, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,175,000	6,175,000
Series 2019, 0.21% 8/7/20, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	13,065,000	13,065,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.12% 8/7/20, LOC TD Banknorth, NA, VRDN (b)	10,000,000	10,000,000
Series 2009 J2, 0.16% 8/3/20, LOC TD Banknorth, NA, VRDN (b)	16,885,000	16,885,000
(Harvard Univ. Proj.):
Series R, 0.1% 8/3/20, VRDN (b)	3,475,000	3,475,000
Series Y, 0.14% 8/7/20, VRDN (b)	16,000,000	16,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.15% 8/7/20, VRDN (b)	15,545,000	15,545,000
Series 2001 J2, 0.14% 8/7/20, VRDN (b)	14,275,000	14,275,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (b)	7,340,000	7,340,000
(Williams College Proj.) Series I, 0.17% 8/7/20, VRDN (b)	8,887,000	8,887,000
Series 2009 O-1, 0.17% 8/7/20, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	11,080,000	11,080,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 0.18% 8/7/20, LOC Bank of America NA, VRDN (b)	17,805,000	17,805,000
Series 208, 0.15% 8/7/20 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,400,000	2,400,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 0.19% 8/7/20, LOC TD Banknorth, NA, VRDN (a)(b)	23,720,000	23,720,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 0.15% 8/7/20, LOC TD Banknorth, NA, VRDN (b)	500,000	500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.18% 8/7/20, LOC Landesbank Hessen-Thuringen, VRDN (b)	8,200,000	8,200,000
Series 2008 C2, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,680,000	4,680,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.14% 8/7/20 (Liquidity Facility Barclays Bank PLC), VRDN (b)	36,695,000	36,695,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.15% 8/7/20, LOC Freddie Mac, VRDN (b)	5,725,000	5,725,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 0.2% 8/7/20, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		475,232,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.38% 8/7/20, VRDN (a)(b)	3,700,000	3,700,000
Series 1998, 0.38% 8/7/20, VRDN (a)(b)	300,000	300,000
		4,000,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.3% 8/3/20, VRDN (b)	1,500,000	1,500,000
Rhode Island - 0.1%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.22% 8/7/20, LOC Freddie Mac, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 0.38% 8/7/20, VRDN (a)(b)	500,000	500,000
Tennessee - 0.2%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.38% 8/7/20, VRDN (a)(b)	2,330,000	2,330,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.23% 8/7/20, VRDN (a)(b)	500,000	500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $509,605,000)		509,605,000

Tender Option Bond - 37.4%
California - 0.5%
Dignity Health Participating VRDN Series DBE 80 11, 0.38% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	6,700,000	6,700,000
Florida - 0.4%
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.46% 9/11/20 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	5,000,000	5,000,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 08 68, 0.26% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	200,000	200,000
		5,200,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,280,000	1,280,000
Massachusetts - 35.0%
Billerica Gen. Oblig. Participating VRDN Series Solar 17 0027, 0.19% 8/3/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	2,300,000	2,300,000
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 0.18% 8/3/20 (Liquidity Facility Citibank NA) (b)(d)(e)	2,400,000	2,400,000
Massachusetts Clean Wtr. Trust:
Bonds Series Clipper 09 30, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)(f)	10,140,000	10,140,000
Participating VRDN Series Floaters XX 10 02, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,000,000	2,000,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series Floaters XF 06 10, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,900,000	2,900,000
Series Floaters XF 26 06, 0.16% 8/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	2,400,000	2,400,000
Series Floaters ZF 25 67, 0.2% 8/3/20 (Liquidity Facility Citibank NA) (b)(d)(e)	3,300,000	3,300,000
Series Floaters ZF 25 68, 0.18% 8/3/20 (Liquidity Facility Citibank NA) (b)(d)(e)	4,865,000	4,865,000
Series XF 09 23, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,065,000	2,065,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	12,600,000	12,600,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	9,135,000	9,135,000
Series 2016 XF2207, 0.18% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,600,000	1,600,000
Series 2016 XM0137, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,765,000	4,765,000
Series Floaters 004, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	14,895,000	14,895,000
Series Floaters E 130, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	17,800,000	17,800,000
Series Floaters XF 27 05, 0.16% 8/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	4,740,000	4,740,000
Series Floaters YX 10 74, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,200,000	1,200,000
Series Floaters ZF 07 60, 0.22% 8/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,635,000	1,635,000
Series Floaters ZF 27 22, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	8,600,000	8,600,000
Series Floaters ZM 05 72, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,000,000	4,000,000
Series MS 3373, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	7,100,000	7,100,000
Series MS 3389X, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,500,000	2,500,000
Series ROC II R 11999X, 0.17% 8/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	4,785,000	4,785,000
Series XF 28 91, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,750,000	1,750,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN:
Series Floaters XG 01 39, 0.25% 8/7/20 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	13,055,000	13,055,000
Series XM 07 57, 0.23% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	8,000,000	8,000,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 67, 0.34%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)(f)	32,270,000	32,270,000
Series Clipper 09 69, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)(f)	30,156,000	30,156,000
Series Solar 0009, 0.22%, tender 8/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	3,095,000	3,095,000
Participating VRDN:
Series 16 XM0221, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,300,000	1,300,000
Series Clipper 09 37, 0.19% 8/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	36,075,000	36,075,000
Series Floaters E 116, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	19,540,000	19,540,000
Series Floaters G4, 0.22% 8/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	19,500,000	19,500,000
Series Floaters G9, 0.22% 8/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,700,000	5,700,000
Series Floaters XF 05 28, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,190,000	1,190,000
Series Floaters XF 05 30, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,865,000	4,865,000
Series Floaters XF 25 74, 0.2% 8/3/20 (Liquidity Facility Citibank NA) (b)(d)(e)	3,700,000	3,700,000
Series Floaters XF 27 06, 0.16% 8/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	15,800,000	15,800,000
Series Floaters XM 03 72, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	6,650,000	6,650,000
Series Floaters ZF 26 95, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	5,900,000	5,900,000
Series Floaters ZM 05 79, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,235,000	2,235,000
Series Spears DB 80 15, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	9,195,000	9,195,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series Clipper 09 39, 0.19% 8/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	10,450,000	10,450,000
Series Floaters XM 02 32, 0.18% 8/7/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,500,000	2,500,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series ZF 08 99, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,845,000	2,845,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 0.18% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	9,260,000	9,260,000
Series 16 ZM0173, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	11,540,000	11,540,000
Series EGL 15 0004, 0.18% 8/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	45,460,000	45,460,000
Series Floaters XX 10 08, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	500,000	500,000
Series Floaters ZF 06 92, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,900,000	1,900,000
Series Solar 17 13, 0.19% 8/3/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	3,390,000	3,390,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,200,000	2,200,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,615,000	4,615,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series Floaters XF 25 88, 0.18% 8/7/20 (Liquidity Facility Citibank NA) (b)(d)(e)	7,870,000	7,870,000
Series XF 22 96, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	5,200,000	5,200,000
Series XL 0042, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	16,380,000	16,380,000
		471,811,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,000,000	1,000,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.41% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	100,000	100,000
Texas - 0.1%
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,000,000	2,000,000
Utah - 1.2%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 0.41% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	16,100,000	16,100,000
TOTAL TENDER OPTION BOND
(Cost $504,191,000)		504,191,000

Other Municipal Security - 17.2%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.4% tender 8/6/20, CP mode	900,000	900,000
Massachusetts - 17.1%
Boston Wtr. & Swr. Commission Rev. Series A, 0.21% 9/3/20, LOC State Street Bank & Trust Co., Boston, CP	2,600,000	2,600,000
Brookline Gen. Oblig. BAN Series 2020, 2% 3/25/21	2,800,000	2,822,627
Cambridge Gen. Oblig. Bonds Series 2020, 5% 2/15/21	2,100,000	2,135,819
Chicopee Gen. Oblig. BAN Series 2019, 2.25% 8/20/20	1,400,000	1,400,681
Framingham Gen. Oblig. BAN Series 2020, 1.25% 12/18/20	21,400,000	21,475,422
Freetown Gen. Oblig. BAN Series 2020, 2% 1/15/21	2,459,000	2,467,527
Gloucester Gen. Oblig. BAN Series 2019, 2% 9/18/20	1,914,459	1,916,368
Holden Massachusetts Gen. Oblig. BAN Series 2019, 2% 11/20/20	1,500,000	1,503,728
Massachusetts Clean Wtr. Trust Bonds:
Series 22, 5%	2,100,000	2,100,000
Series A, 5.25% 2/1/21	1,760,000	1,796,765
Massachusetts Dev. Fin. Agcy. Series 5, 0.28% 10/1/20, LOC TD Banknorth, NA, CP	1,900,000	1,900,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2007, 0.45% tender 8/12/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 0.31% tender 8/13/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	3,400,000	3,400,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
Series 2010 B, 5% 10/15/20	125,000	126,191
Series 2010 B1, 5% 10/15/20 (Pre-Refunded to 10/15/20 @ 100)	21,960,000	22,153,894
Series 2010 B2, 5.25% 2/1/21 (Pre-Refunded to 2/1/21 @ 100)	3,400,000	3,467,894
Series 2011, 6.875% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	3,150,000	3,233,840
Massachusetts Gen. Oblig. Bonds:
Series 2003 D, 5.5% 10/1/20	1,640,000	1,651,567
Series 2004 B, 5.25%	1,000,000	1,000,000
Series 2014 C, 5%	8,100,000	8,100,000
Series A, 5% 3/1/21	225,000	230,273
Series B, 5%	1,000,000	1,000,000
Series E, 3% 12/1/20	425,000	428,885
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series H1:
0.2% tender 9/3/20, CP mode	6,950,000	6,950,000
0.2% tender 9/4/20, CP mode	8,100,000	8,100,000
0.37% tender 8/5/20, CP mode	8,000,000	8,000,000
Series H2:
0.2% tender 9/9/20, CP mode	13,835,000	13,835,000
0.21% tender 10/7/20, CP mode	8,685,000	8,685,000
0.25% tender 11/5/20, CP mode	3,100,000	3,100,000
Massachusetts Port Auth. Rev. Series 12 A, 0.2% 10/5/20, LOC TD Banknorth, NA, CP	9,800,000	9,800,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2011 B, 5% 10/15/20	1,580,000	1,595,370
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series 2010 B, 5%	1,000,000	1,000,000
Series A, 5%	390,000	390,000
Series B, 5%	150,000	150,000
Series 1999, 1.14% 8/13/20, LOC State Street Bank & Trust Co., Boston, CP	15,000,000	15,000,000
Middleborough Gen. Oblig. BAN Series 2019, 2.25% 10/2/20	5,798,498	5,807,318
Nantucket Gen. Oblig. BAN Series 2020, 1.5% 11/13/20	3,600,000	3,611,366
Needham Gen. Oblig. Bonds Series 2019, 5%	2,725,000	2,725,000
Orleans Gen. Oblig. Anticipation Notes BAN Series 2020, 3% 2/5/21	900,000	909,804
Somerville Gen. Oblig. BAN Series 2019, 2.25% 10/23/20	33,765,000	33,847,077
Templeton BAN Series 2020, 2% 2/26/21	1,575,000	1,582,999
Town of Eastham BAN Series 2020, 2% 1/29/21	1,140,000	1,144,788
Watertown Gen. Oblig. BAN Series 2020, 1.5% 6/24/21	2,732,738	2,759,301
Westfield Gen. Oblig. BAN Series 2019, 2.5% 10/30/20	900,000	902,488
Weston Gen. Oblig. BAN Series 2020, 2% 1/29/21	1,600,000	1,607,121
Weymouth Gen. Oblig. BAN Series 2019, 1.75% 8/27/20	830,000	830,319
Woburn Gen. Oblig. BAN Series 2019, 2% 9/25/20	1,299,499	1,300,557
		230,544,989
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.41%, tender 2/26/21 (b)(g)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $231,544,989)		231,544,989
	Shares	Value

Investment Company - 7.4%
Fidelity Municipal Cash Central Fund .21%(h)(i)
(Cost $99,927,890)	99,921,330	99,927,890
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,345,268,879)		1,345,268,879
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,141,412
NET ASSETS - 100%		$1,347,410,291

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,065,000 or 1.0% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,566,000 or 5.4% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, 0.34%, tender 8/6/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	3/18/15	$10,140,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.34%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/12/16 - 3/26/20	$32,270,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$30,156,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$462,683
Total	$462,683

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,245,340,989)	$1,245,340,989
Fidelity Central Funds (cost $99,927,890)	99,927,890
Total Investment in Securities (cost $1,345,268,879)		$1,345,268,879
Receivable for fund shares sold		458,637
Interest receivable		2,970,420
Distributions receivable from Fidelity Central Funds		15,331
Prepaid expenses		135
Other receivables		390
Total assets		1,348,713,792
Liabilities
Payable to custodian bank	$635,886
Payable for investments purchased	698
Payable for fund shares redeemed	342,240
Distributions payable	367
Accrued management fee	286,450
Other affiliated payables	12,063
Other payables and accrued expenses	25,797
Total liabilities		1,303,501
Net Assets		$1,347,410,291
Net Assets consist of:
Paid in capital		$1,348,591,925
Total accumulated earnings (loss)		(1,181,634)
Net Assets		$1,347,410,291
Net Asset Value, offering price and redemption price per share ($1,347,410,291 ÷ 1,345,382,991 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Interest		$6,278,421
Income from Fidelity Central Funds		462,683
Total income		6,741,104
Expenses
Management fee	$2,500,819
Transfer agent fees	878,121
Accounting fees and expenses	75,049
Custodian fees and expenses	5,200
Independent trustees' fees and expenses	2,436
Registration fees	13,813
Audit	19,582
Legal	5,253
Miscellaneous	6,733
Total expenses before reductions	3,507,006
Expense reductions	(533,373)
Total expenses after reductions		2,973,633
Net investment income (loss)		3,767,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	544,020
Total net realized gain (loss)		544,020
Net increase in net assets resulting from operations		$4,311,491

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,767,471	$17,662,188
Net realized gain (loss)	544,020	293,130
Net increase in net assets resulting from operations	4,311,491	17,955,318
Distributions to shareholders	(4,665,169)	(19,176,968)
Share transactions
Proceeds from sales of shares	131,118,891	152,833,678
Reinvestment of distributions	4,520,708	18,668,719
Cost of shares redeemed	(296,754,903)	(595,428,980)
Net increase (decrease) in net assets and shares resulting from share transactions	(161,115,304)	(423,926,583)
Total increase (decrease) in net assets	(161,468,982)	(425,148,233)
Net Assets
Beginning of period	1,508,879,273	1,934,027,506
End of period	$1,347,410,291	$1,508,879,273
Other Information
Shares
Sold	131,118,891	152,833,678
Issued in reinvestment of distributions	4,520,708	18,668,719
Redeemed	(296,754,903)	(595,428,980)
Net increase (decrease)	(161,115,303)	(423,926,583)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.009	.010	.005	.001	–A
Net realized and unrealized gain (loss)	–A	.002	–A	–A	–A	–A
Total from investment operations	.003	.011	.010	.005	.001	–A
Distributions from net investment income	(.003)	(.010)	(.010)	(.005)	(.001)	–A
Distributions from net realized gain	(.001)	(.001)	–	(.001)	–A	–A
Total distributions	(.003)B	(.011)	(.010)	(.005)C	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.32%	1.09%	.99%	.53%	.12%	.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.49%	.49%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.42%H	.49%	.49%	.48%	.37%	.05%
Expenses net of all reductions	.42%H	.49%	.49%	.48%	.37%	.05%
Net investment income (loss)	.53%H	1.02%	.97%	.44%	.09%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,347,410	$1,508,879	$1,934,028	$2,511,930	$3,552,603	$6,396,020

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0026 and distributions from net realized gain of $.0006 per share.

 C Total distributions of $.005 per share is comprised of distributions from net investment income of $.0045 and distributions from net realized gain of $.0007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, market discounts, short-term gain distributions from the Fidelity Central Funds and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Massachusetts Municipal Income Fund	$2,101,062,843	$148,095,235	$(2,226,996)	$145,868,239
Fidelity Massachusetts Municipal Money Market Fund	1,345,268,879	–	–	–

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	258,192,875	261,448,999

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.10%	.35%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment adviser or its affiliates waived a portion of these fees for Fidelity Massachusetts Municipal Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.08%
Fidelity Massachusetts Municipal Money Market Fund	.12%

During the period, the investment adviser or its affiliates waived a portion of these fees for Fidelity Massachusetts Municipal Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.02
Fidelity Massachusetts Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Massachusetts Municipal Income Fund	$2,811

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $531,134.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Massachusetts Municipal Income Fund	$6,891
Fidelity Massachusetts Municipal Money Market Fund	680

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Massachusetts Municipal Income Fund	$2,314
Fidelity Massachusetts Municipal Money Market Fund	1,559

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Massachusetts Municipal Income Fund	.45%
Actual		$1,000.00	$1,011.10	$2.25
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Fidelity Massachusetts Municipal Money Market Fund	.42%
Actual		$1,000.00	$1,003.20	$2.09-D
Hypothetical-C		$1,000.00	$1,022.77	$2.11-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.49 and $2.51, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Massachusetts Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MAS-SANN-0920
1.536216.123

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of July 31, 2020

Days	% of fund's investments 7/31/20
1 - 7	76.5
8 - 30	8.5
31 - 60	2.4
61 - 90	7.4
91 - 180	2.9
> 180	2.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2020
Variable Rate Demand Notes (VRDNs)	45.9%
Tender Option Bond	27.2%
Other Municipal Security	19.2%
Investment Companies	7.6%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

7/31/20
Fidelity® Massachusetts AMT Tax-Free Money Market Fund	0.08%
Institutional Class	0.01%
Service Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2020, the most recent period shown in the table, would have been (.01)% for Massachusetts AMT Tax-Free Money Market Fund, .04% for Institutional Class and (.21)% for Service Class.

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.9%
	Principal Amount	Value
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 0.25% 8/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	$5,900,000	$5,900,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.31% 8/7/20, VRDN (a)	100,000	100,000
Series 1999 A, 0.35% 8/7/20, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.3% 8/7/20, VRDN (a)	2,400,000	2,400,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.36% 8/7/20, VRDN (a)	1,700,000	1,700,000
Series 2007 B, 0.36% 8/7/20, VRDN (a)	2,700,000	2,700,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 8/7/20, VRDN (a)	500,000	500,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 8/7/20, VRDN (a)	4,700,000	4,700,000
		9,600,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.33% 8/7/20, VRDN (a)	5,400,000	5,400,000
Series 2010 B1, 0.34% 8/7/20, VRDN (a)	5,680,000	5,680,000
		11,080,000
Massachusetts - 43.7%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.13% 8/7/20, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,700,000	4,700,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.12% 8/7/20, LOC Citibank NA, VRDN (a)	24,985,000	24,985,000
Series 2010 A2, 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	43,500,000	43,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.15% 8/7/20, LOC Bank of America NA, VRDN (a)	15,925,000	15,925,000
(Boston Univ. Proj.):
Series U-6C, 0.16% 8/3/20, LOC TD Banknorth, NA, VRDN (a)	7,755,000	7,755,000
Series U-6E, 0.13% 8/3/20, LOC TD Banknorth, NA, VRDN (a)	23,550,000	23,550,000
Series U3, 0.12% 8/7/20, LOC Northern Trust Co., VRDN (a)	26,050,000	26,050,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.21% 8/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,965,000	2,965,000
(Clark Univ. Proj.) 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	3,050,000	3,050,000
(College of the Holy Cross Proj.) Series 2008 A, 0.16% 8/3/20, LOC Bank of America NA, VRDN (a)	21,980,000	21,980,000
(ISO New England, Inc. Proj.) Series 2005, 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	20,415,000	20,415,000
(Wilber School Apts. Proj.) Series 2008 A, 0.15% 8/7/20, LOC Bank of America NA, VRDN (a)	1,145,000	1,145,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.18% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	33,455,000	33,455,000
Series 2006:
0.15% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	2,340,000	2,340,000
0.16% 8/7/20, LOC PNC Bank NA, VRDN (a)	2,855,000	2,855,000
Series 2010, 0.18% 8/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	900,000	900,000
Series 2019, 0.21% 8/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	14,300,000	14,300,000
Massachusetts Gen. Oblig. (Central Artery Proj.):
Series 2000 A, 0.17% 8/7/20 (Liquidity Facility Citibank NA), VRDN (a)	31,785,000	31,785,000
Series 2000 B, 0.14% 8/3/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	31,455,000	31,455,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 0.15% 8/7/20, VRDN (a)	17,540,000	17,540,000
Series 2005 J1, 0.15% 8/7/20, VRDN (a)	29,050,000	29,050,000
Series 2005 J2, 0.15% 8/3/20, VRDN (a)	9,065,000	9,065,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.12% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	23,000,000	23,000,000
Series 2009 J2, 0.16% 8/3/20, LOC TD Banknorth, NA, VRDN (a)	4,160,000	4,160,000
Series 2009 K, 0.12% 8/7/20, LOC Bank of America NA, VRDN (a)	25,940,000	25,940,000
(Harvard Univ. Proj.):
Series R, 0.1% 8/3/20, VRDN (a)	10,820,000	10,820,000
Series Y, 0.14% 8/7/20, VRDN (a)	35,990,000	35,990,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.15% 8/7/20, VRDN (a)	12,115,000	12,115,000
Series 2001 J2, 0.14% 8/7/20, VRDN (a)	54,160,000	54,160,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	19,110,000	19,110,000
(Williams College Proj.):
Series I, 0.17% 8/7/20, VRDN (a)	8,117,000	8,117,000
Series J, 0.15% 8/7/20, VRDN (a)	17,463,000	17,463,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 0.18% 8/7/20, LOC Bank of America NA, VRDN (a)	4,205,000	4,205,000
Series 208, 0.15% 8/7/20 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,600,000	2,600,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 0.15% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	4,100,000	4,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.18% 8/7/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,450,000	8,450,000
Series 2008 C2, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	28,925,000	28,925,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.14% 8/7/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	77,330,000	77,330,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.15% 8/7/20, LOC Freddie Mac, VRDN (a)	3,290,000	3,290,000
		708,540,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.3% 8/3/20, VRDN (a)	2,000,000	2,000,000
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 0.24% 8/7/20, VRDN (a)	3,195,000	3,195,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 8/7/20, VRDN (a)	1,230,000	1,230,000
		4,425,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $744,245,000)		744,245,000

Tender Option Bond - 27.2%
California - 1.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,000,000	1,000,000
California Gen. Oblig. Participating VRDN Series Spears DB 80 17, 0.33% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,000,000	1,000,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,900,000	2,900,000
Dignity Health Participating VRDN:
Series 17 04, 0.28% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	795,000	795,000
Series DBE 80 11, 0.38% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	11,900,000	11,900,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	5,250,000	5,250,000
		22,845,000
Colorado - 0.0%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	100,000	100,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	945,000	945,000
Florida - 0.4%
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.46% 9/11/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,000,000	6,000,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.26% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
Series XM 08 68, 0.26% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	200,000	200,000
		6,600,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,745,000	3,745,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.36%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	400,000	400,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,300,000	3,300,000
Massachusetts - 24.7%
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 0.18% 8/3/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,600,000	1,600,000
Massachusetts Clean Wtr. Trust Participating VRDN Series Floaters XX 10 02, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200,000	2,200,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series Floaters XF 06 10, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,095,000	6,095,000
Series Floaters XF 26 06, 0.16% 8/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,600,000	1,600,000
Series Floaters ZF 25 67, 0.2% 8/3/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,070,000	2,070,000
Series Floaters ZF 25 68, 0.18% 8/3/20 (Liquidity Facility Citibank NA) (a)(c)(d)	3,100,000	3,100,000
Series XF 09 23, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,600,000	2,600,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400,000	2,400,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,665,000	3,665,000
Series 2016 XF2207, 0.18% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,400,000	2,400,000
Series 2016 XM0137, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,150,000	1,150,000
Series Floaters 004, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,100,000	15,100,000
Series Floaters E 130, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	23,535,000	23,535,000
Series Floaters XF 27 05, 0.16% 8/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	3,300,000	3,300,000
Series Floaters YX 10 74, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,360,000	7,360,000
Series Floaters ZF 06 04, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
Series Floaters ZF 07 60, 0.22% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,615,000	1,615,000
Series Floaters ZF 27 22, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,065,000	6,065,000
Series Floaters ZM 05 72, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
Series Floaters ZM 05 74, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500,000	1,500,000
Series MS 3373, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	900,000	900,000
Series ROC II R 11999X, 0.17% 8/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000,000	2,000,000
Series XF 28 91, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,100,000	2,100,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 67, 0.34%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	72,010,000	72,010,000
Series Clipper 09 69, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	23,015,000	23,015,000
Series Solar 0009, 0.22%, tender 8/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,530,000	3,530,000
Participating VRDN:
Series 16 XF0374, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,000,000	4,000,000
Series 16 XM0221, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	18,955,000	18,955,000
Series 16 ZF0377, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,375,000	4,375,000
Series Clipper 09 37, 0.19% 8/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	12,000,000	12,000,000
Series Floaters E 116, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,800,000	9,800,000
Series Floaters G4, 0.22% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,000,000	13,000,000
Series Floaters G9, 0.22% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,800,000	3,800,000
Series Floaters XF 05 30, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,800,000	1,800,000
Series Floaters XF 25 74, 0.2% 8/3/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,300,000	2,300,000
Series Floaters XF 27 06, 0.16% 8/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	10,600,000	10,600,000
Series Floaters XM 03 72, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,600,000	4,600,000
Series Floaters ZF 26 95, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,100,000	4,100,000
Series Floaters ZM 05 79, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,100,000	1,100,000
Series Spears DB 80 15, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	9,800,000	9,800,000
Series XG 02 79, 0.22% 8/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	750,000	750,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.18% 8/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,550,000	5,550,000
Series Clipper 09 39, 0.19% 8/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	5,000,000	5,000,000
Series Floaters XM 02 32, 0.18% 8/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,715,000	2,715,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series ZF 08 99, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,820,000	3,820,000
Massachusetts School Bldg. Auth. Participating VRDN Series Floaters XM 03 89, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500,000	7,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,000,000	8,000,000
Series EGL 15 0004, 0.18% 8/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	17,900,000	17,900,000
Series Floaters XF 25 46, 0.18% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,480,000	4,480,000
Series Floaters XF 27 75, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,750,000	9,750,000
Series Floaters XX 10 08, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,800,000	6,800,000
Series Floaters ZF 06 92, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,985,000	1,985,000
Series ROC II R 14021, 0.19% 8/3/20 (Liquidity Facility Citibank NA) (a)(c)(d)	7,500,000	7,500,000
Series Solar 17 13, 0.19% 8/3/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,200,000	8,200,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 27 01, 0.17% 8/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,000,000	3,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series XF 22 96, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,140,000	6,140,000
Series XL 0042, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,000,000	1,000,000
		399,530,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.28% 8/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	590,000	590,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,300,000	1,300,000
		2,090,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.41% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	200,000	200,000
Wisconsin - 0.0%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	300,000	300,000
TOTAL TENDER OPTION BOND
(Cost $440,055,000)		440,055,000

Other Municipal Security - 19.2%
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.28%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,560,000	1,560,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.28%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,660,000	1,660,000
		3,220,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.4% tender 8/6/20, CP mode	1,200,000	1,200,000
Massachusetts - 18.9%
Boston Wtr. & Swr. Commission Rev. Series A, 0.21% 9/3/20, LOC State Street Bank & Trust Co., Boston, CP	3,260,000	3,260,000
Brookline Gen. Oblig.:
BAN Series 2020, 2% 3/25/21	3,900,000	3,931,517
Bonds Series 2020, 5% 3/15/21	1,165,000	1,194,728
Cambridge Gen. Oblig. Bonds Series 2020, 5% 2/15/21	2,730,000	2,776,565
Carlisle Gen. Oblig. BAN Series 2019, 2% 11/20/20	350,000	350,764
Chicopee Gen. Oblig. BAN Series 2019, 2.25% 8/20/20	1,500,000	1,500,730
Framingham Gen. Oblig. BAN Series 2020, 1.25% 12/18/20	26,916,081	27,010,943
Freetown Gen. Oblig. BAN Series 2020, 2% 1/15/21	3,200,000	3,211,097
Gloucester Gen. Oblig. BAN Series 2019, 2% 9/18/20	2,200,000	2,202,193
Holden Massachusetts Gen. Oblig. BAN Series 2019, 2% 11/20/20	1,790,000	1,794,449
Massachusetts Clean Wtr. Trust Bonds:
Series 2014, 5%	685,000	685,000
Series 22, 5%	2,900,000	2,900,000
Massachusetts Dev. Fin. Agcy. Series 5, 0.28% 10/1/20, LOC TD Banknorth, NA, CP	2,469,000	2,469,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
(Tufts Med. Ctr. Proj.) Series 2011, 6.875% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	400,000	410,072
Series 2010 B, 5% 10/15/20	250,000	252,297
Series 2010 B1, 5% 10/15/20 (Pre-Refunded to 10/15/20 @ 100)	26,040,000	26,268,984
Series 2010 B2, 5.25% 2/1/21 (Pre-Refunded to 2/1/21 @ 100)	4,940,000	5,040,958
Series 2011, 6.875% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	3,200,000	3,286,090
Massachusetts Gen. Oblig. Bonds:
Series 2003 D:
5.5% 10/1/20	2,400,000	2,417,293
5.5% 10/1/20	1,440,000	1,450,206
Series 2004 B, 5.25%	1,855,000	1,855,000
Series 2011 B, 5%	290,000	290,000
Series 2014 C, 5%	10,400,000	10,400,000
Series A, 4% 4/1/21 (Pre-Refunded to 4/1/21 @ 100)	340,000	347,649
Series E, 5% 11/1/20	875,000	883,940
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series H1:
0.2% tender 9/3/20, CP mode	8,700,000	8,700,000
0.2% tender 9/4/20, CP mode	10,290,000	10,290,000
0.37% tender 8/5/20, CP mode	5,000,000	5,000,000
0.45% tender 8/6/20, CP mode	12,500,000	12,500,000
Series H2:
0.21% tender 10/7/20, CP mode	10,900,000	10,900,000
0.25% tender 11/5/20, CP mode	3,900,000	3,900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 0.28% tender 8/13/20, CP mode	16,200,000	16,200,000
Massachusetts Port Auth. Rev. Series 12 A, 0.2% 10/5/20, LOC TD Banknorth, NA, CP	12,200,000	12,200,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2012 B, 5% 8/15/20	4,340,000	4,347,876
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series A, 5%	1,000,000	1,000,000
Series B:
5%	830,000	830,000
5%	505,000	505,000
Series G, 5%	560,000	560,000
Series 1999, 1.14% 8/13/20, LOC State Street Bank & Trust Co., Boston, CP	20,400,000	20,400,000
Middleborough Gen. Oblig. BAN Series 2019, 2.25% 10/2/20	6,500,000	6,509,887
Nantucket Gen. Oblig. BAN Series 2020, 1.5% 11/13/20	4,512,200	4,526,446
North Middlesex Reg'l. School District BAN Series 2020, 2% 2/5/21	13,642,855	13,712,156
Somerville Gen. Oblig. BAN Series 2019, 2.25% 10/23/20	57,000,000	57,141,057
Templeton BAN Series 2020, 2% 2/26/21	2,100,000	2,110,666
Town of Eastham BAN Series 2020, 2% 1/29/21	1,600,000	1,606,720
Watertown Gen. Oblig. BAN Series 2020, 1.5% 6/24/21	3,500,000	3,534,021
Westfield Gen. Oblig. BAN Series 2019, 2.5% 10/30/20	1,100,000	1,103,040
Weston Gen. Oblig. BAN Series 2020, 2% 1/29/21	2,147,000	2,156,556
Woburn Gen. Oblig. BAN Series 2019, 2% 9/25/20	1,400,000	1,401,140
		307,324,040
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.41%, tender 2/26/21 (a)(f)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $311,844,040)		311,844,040
	Shares	Value

Investment Company - 7.6%
Fidelity Tax-Free Cash Central Fund .18% (g)(h)
(Cost $122,503,509)	122,479,018	122,503,509
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,618,647,549)		1,618,647,549
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,941,571
NET ASSETS - 100%		$1,620,589,120

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,300,000 or 0.9% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $95,425,000 or 5.9% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.36%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$400,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.34%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/10/08 - 3/26/20	$72,010,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16 - 11/6/19	$23,015,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$546,182
Total	$546,182

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,496,144,040)	$1,496,144,040
Fidelity Central Funds (cost $122,503,509)	122,503,509
Total Investment in Securities (cost $1,618,647,549)		$1,618,647,549
Receivable for fund shares sold		82,797
Interest receivable		3,731,350
Distributions receivable from Fidelity Central Funds		17,115
Receivable from investment adviser for expense reductions		54,974
Other receivables		4,982
Total assets		1,622,538,767
Liabilities
Payable to custodian bank	$640,648
Payable for fund shares redeemed	939,637
Distributions payable	17,019
Accrued management fee	279,151
Distribution and service plan fees payable	21
Other affiliated payables	73,171
Total liabilities		1,949,647
Net Assets		$1,620,589,120
Net Assets consist of:
Paid in capital		$1,620,190,192
Total accumulated earnings (loss)		398,928
Net Assets		$1,620,589,120
Net Asset Value and Maximum Offering Price
Massachusetts AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($266,335,458 ÷ 266,063,858 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,354,150,560 ÷ 1,353,318,496 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($103,102 ÷ 103,037 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Interest		$7,695,155
Income from Fidelity Central Funds		546,182
Total income		8,241,337
Expenses
Management fee	$1,820,633
Transfer agent fees	525,709
Distribution and service plan fees	129
Independent trustees' fees and expenses	3,162
Total expenses before reductions	2,349,633
Expense reductions	(414,679)
Total expenses after reductions		1,934,954
Net investment income (loss)		6,306,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	363,491
Fidelity Central Funds	19,689
Total net realized gain (loss)		383,180
Net increase in net assets resulting from operations		$6,689,563

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,306,383	$24,073,309
Net realized gain (loss)	383,180	207,683
Net increase in net assets resulting from operations	6,689,563	24,280,992
Distributions to shareholders	(6,325,258)	(24,172,313)
Share transactions - net increase (decrease)	(414,449,850)	243,480,633
Total increase (decrease) in net assets	(414,085,545)	243,589,312
Net Assets
Beginning of period	2,034,674,665	1,791,085,353
End of period	$1,620,589,120	$2,034,674,665

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.012	.011	.006	.002	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	.003	.012	.011	.006	.002	.001
Distributions from net investment income	(.003)	(.012)	(.011)	(.006)	(.002)	–A
Distributions from net realized gain	–A	–A	–	–A	–	(.001)
Total distributions	(.003)	(.012)	(.011)	(.006)	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.30%	1.17%	1.15%	.61%	.22%	.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.29%F	.30%	.30%	.30%	.26%	.05%
Expenses net of all reductions	.29%F	.30%	.30%	.30%	.26%	.05%
Net investment income (loss)	.62%F	1.15%	1.15%	.62%	.23%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$266,335	$293,167	$282,538	$241,538	$200,828	$200,616

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.013	.012	.007	.003	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	.003	.013	.012	.007	.003	.001
Distributions from net investment income	(.003)	(.013)	(.012)	(.007)	(.003)	–A
Distributions from net realized gain	–A	–A	–	–A	–	(.001)
Total distributions	(.003)	(.013)	(.012)	(.007)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.35%	1.27%	1.25%	.71%	.30%	.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.20%	.18%	.05%
Expenses net of all reductions	.20%F	.20%	.20%	.20%	.18%	.05%
Net investment income (loss)	.71%F	1.25%	1.25%	.72%	.31%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,354,151	$1,741,405	$1,508,445	$1,019,289	$588,483	$432,509

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.010	.010	.005	.001	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	.003	.010	.010	.005	.001	.001
Distributions from net investment income	(.003)	(.010)	(.010)	(.005)	(.001)	–A
Distributions from net realized gain	–A	–A	–	–A	–	(.001)
Total distributions	(.003)	(.010)	(.010)	(.005)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.25%	1.02%	.99%	.46%	.11%	.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.39%F	.45%	.45%	.45%	.37%	.05%
Expenses net of all reductions	.39%F	.45%	.45%	.45%	.37%	.05%
Net investment income (loss)	.52%F	1.00%	1.00%	.47%	.12%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$103	$103	$102	$101	$100	$100

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,618,647,549

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$129	$113

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Massachusetts AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Massachusetts AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
Massachusetts AMT Tax-Free Money Market Fund	$139,519
Institutional Class	386,164
Service Class	26
$525,709

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $395,903 and $27, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Massachusetts AMT Tax-Free Money Market Fund	$13,808
Service Class	32

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,909.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2020	Year ended January 31, 2020
Distributions to shareholders
Massachusetts AMT Tax-Free Money Market Fund	$850,627	$3,506,248
Institutional Class	5,474,370	20,665,029
Service Class	261	1,036
Total	$6,325,258	$24,172,313

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2020	Year ended January 31, 2020	Six months ended July 31, 2020	Year ended January 31, 2020
Massachusetts AMT Tax-Free Money Market Fund
Shares sold	110,714,855	204,649,139	$110,714,855	$204,649,139
Reinvestment of distributions	748,904	3,091,054	748,904	3,091,054
Shares redeemed	(138,361,784)	(197,121,923)	(138,361,784)	(197,121,923)
Net increase (decrease)	(26,898,025)	10,618,270	$(26,898,025)	$10,618,270
Institutional Class
Shares sold	495,848,151	1,305,237,832	$495,848,151	$1,305,237,832
Reinvestment of distributions	4,423,423	16,745,260	4,423,423	16,745,260
Shares redeemed	(887,823,660)	(1,089,121,765)	(887,823,660)	(1,089,121,765)
Net increase (decrease)	(387,552,086)	232,861,327	$(387,552,086)	$232,861,327
Service Class
Reinvestment of distributions	261	1,036	$261	$1,036
Net increase (decrease)	261	1,036	$261	$1,036

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Massachusetts AMT Tax-Free Money Market Fund
Massachusetts AMT Tax-Free Money Market Fund	.29%
Actual		$1,000.00	$1,003.00	$1.44
Hypothetical-C		$1,000.00	$1,023.42	$1.46
Institutional Class	.20%
Actual		$1,000.00	$1,003.50	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class	.39%
Actual		$1,000.00	$1,002.50	$1.94**
Hypothetical-C		$1,000.00	$1,022.92	$1.96**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .45% and the expenses paid in the actual and hypothetical examples above would have been $2.24 and $2.26, respectively.

SMA-SANN-0920
1.854004.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 18, 2020